LOANS PAYABLE - Long-Term Loans Payable - Additional Information (Detail) (Unsecured Debt) In Millions, unless otherwise specified	1 Months Ended				1 Months Ended
	Oct. 27, 2010 Baidu Netcom USD ($)	Oct. 27, 2010 Baidu Netcom CNY	Dec. 31, 2011 Baidu Netcom USD ($)	Dec. 31, 2011 Baidu Netcom CNY	Jul. 19, 2011 Baidu, Inc. USD ($)	Jul. 19, 2011 Baidu, Inc. CNY
Debt Instrument [Line Items]
Unsecured loan, maturity period (in years)					2 years	2 years
Unsecured loan borrowed from Goldman Sachs Lending Partners LLC					$ 350.00	2,202.87
Annual interest rate	5.60%	5.60%			1.30%	1.30%
Specific amount up to which borrowings can be made under the commitment of a bank loan	22.24	140.00
Amount borrowed under the commitment of a bank loan			22.24	140.00
Period within which a specific amount can be borrowed under the commitment of a bank loan (in months or years)	3 years	3 years
Amount of long-term loan due within one year				46.0